Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	ALLSPRING FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001081400
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 02, 2023
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2023
Allspring Short Duration Government Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

■	at least 90% of the Fund’s net assets in U.S. Government obligations; and

■	up to 10% of the Fund’s net assets in non-government mortgage- and asset-backed securities.